Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Net sales to third parties		$ 50,317	$ 44,635	$ 41,385
Sales to other segments			805	821
Net sales		50,317	45,440	42,206
Other revenue		1,405	1,220	1,255
Cost of goods sold		(12,827)	(12,472)	(11,582)
Gross profit		38,895	34,188	31,879
Selling, general and administration		(12,566)	(12,517)	(12,193)
Research and development		(10,022)	(11,371)	(9,172)
Other income		1,175	1,772	696
Other expense		(2,938)	(2,303)	(3,264)
Operating income of discontinued operations		14,544	9,769	7,946
Loss from associated companies		(38)	(13)	(11)
Interest expense		(1,006)	(855)	(800)
Other financial income and expense		140	222	42
Income before taxes from continuing operations		13,640	9,123	7,177
Income taxes		$ (1,701)	(551)	(1,128)
Net income from discontinued operations before gain on distribution			422	906
Gain on distribution of Sandoz Group AG to Novartis AG shareholders	$ 5,860		5,860
Net income from discontinued operations			$ 6,282	$ 906
Applicable tax rate from discontinued operations		12.30%	15.00%	15.30%
Discontinued operations [member]
Statement [line items]
Net sales to third parties			$ 7,128	$ 9,160
Sales to other segments			300	212
Net sales			7,428	9,372
Other revenue			19	28
Cost of goods sold			(4,044)	(4,937)
Gross profit			3,403	4,463
Selling, general and administration			(1,728)	(2,060)
Research and development			(671)	(824)
Other income			56	109
Other expense			(795)	(437)
Operating income of discontinued operations			265	1,251
Loss from associated companies			2	2
Interest expense			(33)	(37)
Other financial income and expense			(20)	(22)
Income before taxes from continuing operations			214	1,194
Income taxes			$ 208	$ (288)
Applicable tax rate from discontinued operations			31.20%	24.10%
Number of Franchises			2